Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	€ 2,909,725	€ 5,979,168
Tax and social security liabilities	0	705,912
Total Trade And Other Payables	€ 2,909,725	€ 6,685,080